INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Accumulated amortization	$ 237,000	$ 242,000	$ 258,000
Intellectual Property Rights [Member]
Statement [Line Items]
Intangible assets	2,222,661	2,222,661	2,222,661
Accumulated amortization	$ 2,222,661	$ 2,222,661	$ 2,222,661